Lines of Credit and Debt - Private Placement and German Private Placement (Schuldschein) (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2012 USD ($) series	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Number of series of notes issued | series	3
Repayment of long-term debt		$ 506,400,000	$ 0	$ 0
Level 2
Debt Instrument [Line Items]
Fair value of long-term debt		663,528,000	729,468,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 400,000,000.0
Weighted average interest rate of long-term debt	3.66%
Senior Unsecured Notes | Designated as Hedging Instrument
Debt Instrument [Line Items]
Face amount of debt instrument		$ 127,000,000.0					$ 200,000,000.0
Senior Unsecured Notes | Series A, Series B and Series C Private Placement Notes
Debt Instrument [Line Items]
Debt issuance cost	$ 2,100,000
Senior Unsecured Notes | 3.19% Series A Senior Notes due October 16, 2019
Debt Instrument [Line Items]
Face amount of debt instrument	$ 73,000,000.0
Term of debt instrument	7 years
Stated interest rate	3.19%	3.19%
Repayment of long-term debt		$ 73,000,000.0
Senior Unsecured Notes | 3.75% Series B Senior Notes due October 16, 2022
Debt Instrument [Line Items]
Face amount of debt instrument	$ 300,000,000.0
Term of debt instrument	10 years
Stated interest rate	3.75%	3.75%
Senior Unsecured Notes | 3.90% Series C Senior Notes due October 16, 2024
Debt Instrument [Line Items]
Face amount of debt instrument	$ 27,000,000.0
Term of debt instrument	12 years
Stated interest rate	3.90%	3.90%
Senior Unsecured Notes | Private Placement | Level 2
Debt Instrument [Line Items]
Fair value of long-term debt		$ 329,200,000	391,700,000
Private Placement Bond | Private Placement | Level 2
Debt Instrument [Line Items]
Fair value of long-term debt		329,157,000	391,700,000
Private Placement Bond | German Private Placement (Schuldschein)
Debt Instrument [Line Items]
Face amount of debt instrument						$ 331,100,000
Debt issuance cost						$ 1,200,000
Private Placement Bond | German Private Placement (Schuldschein) | Designated as Hedging Instrument
Debt Instrument [Line Items]
Face amount of debt instrument | €					€ 255,000,000.0
Unrealized gain (loss) recorded in equity		(400,000)	(5,900,000)
Private Placement Bond | German Private Placement (Schuldschein) | Level 2
Debt Instrument [Line Items]
Fair value of long-term debt		$ 334,371,000	$ 337,768,000